Significant Accounting Policies - Accounts Receivable and Revenue Recognition (Details) - Forge Nano, Inc. - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Allowance for credit loss, percentage	2.00%
Payment term	30 days
Accounts receivable | Customer concentration | Three customers
Significant Accounting Policies
Number of customers	3
Concentration risk, percentage	65.00%
Accounts receivable | Customer concentration | Five customers
Significant Accounting Policies
Number of customers		5
Concentration risk, percentage		60.00%
Revenue | Customer concentration | Two customers
Significant Accounting Policies
Number of customers	2	2
Concentration risk, percentage	25.00%	27.00%